SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
NOTE 20 - SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

	For the year ended December 31,
	2025	2024	2023
	US Dollars in thousands
Payroll and related expenses	60,041	49,228	36,520
Share-based payment	5,545	5,475	4,627
Office and maintenance	4,765	3,745	2,749
Advertising and sales promotion	5,246	3,117	2,192
Depreciation and amortization	8,659	7,483	4,444
Computers and IT systems maintenance	10,517	8,260	5,196
Professional fees	14,942	12,256	8,443
Provision for credit losses and bad debts	1,748	675	-
Other expenses	9,844	7,957	6,149
	121,307	98,196	70,320